Changes in non-cash working capital increase (decrease) - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Parenthetical) (Detail) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable	$ 40.8	$ 61.7
Accounts payable and accrued liabilities	74.1	111.0
Current assets held for sale [member]
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Accounts receivable	0.0	3.9
Accounts payable and accrued liabilities	$ 0.0	$ 6.0